Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2030 Portfolio
September 30, 2022
VIPIFF2030-NPRT3-1122
1.822894.117
Domestic Equity Funds - 31.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	462,185	17,294,955
VIP Equity-Income Portfolio Investor Class (a)	744,598	16,291,814
VIP Growth & Income Portfolio Investor Class (a)	918,193	20,034,966
VIP Growth Portfolio Investor Class (a)	345,624	24,428,733
VIP Mid Cap Portfolio Investor Class (a)	162,105	5,005,804
VIP Value Portfolio Investor Class (a)	778,019	11,825,893
VIP Value Strategies Portfolio Investor Class (a)	443,498	5,827,562
TOTAL DOMESTIC EQUITY FUNDS (Cost $82,941,308)		100,709,727

International Equity Funds - 30.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	4,083,176	35,931,946
VIP Overseas Portfolio Investor Class (a)	3,159,587	59,621,414
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $108,256,378)		95,553,360

Bond Funds - 37.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,426,890	23,370,951
Fidelity International Bond Index Fund (a)	998,020	8,822,494
Fidelity Long-Term Treasury Bond Index Fund (a)	1,808,692	18,719,962
VIP High Income Portfolio Investor Class (a)	1,183,760	5,267,734
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,704,098	62,348,114
TOTAL BOND FUNDS (Cost $131,373,685)		118,529,255

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(b) (Cost $2,229,630)	2,229,630	2,229,630

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $324,801,001)	317,021,972
NET OTHER ASSETS (LIABILITIES) - 0.0%	51
NET ASSETS - 100.0%	317,022,023

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	25,849,797	5,671,510	4,709,694	-	(128,187)	(3,312,475)	23,370,951
Fidelity International Bond Index Fund	6,517,350	4,880,658	1,541,145	37,618	(114,922)	(919,447)	8,822,494
Fidelity Long-Term Treasury Bond Index Fund	15,126,984	13,094,267	3,608,046	320,527	(368,523)	(5,524,720)	18,719,962
VIP Contrafund Portfolio Investor Class	23,812,976	4,484,634	3,476,979	219,049	(452,708)	(7,072,968)	17,294,955
VIP Emerging Markets Portfolio Investor Class	49,170,341	9,735,823	8,123,273	-	(1,211,675)	(13,639,270)	35,931,946
VIP Equity-Income Portfolio Investor Class	25,185,139	1,758,298	7,241,668	31,378	45,052	(3,455,007)	16,291,814
VIP Government Money Market Portfolio Investor Class 2.69%	1,742,167	4,729,649	4,242,186	524	-	-	2,229,630
VIP Growth & Income Portfolio Investor Class	28,670,546	3,183,686	7,819,426	54,080	696,462	(4,696,302)	20,034,966
VIP Growth Portfolio Investor Class	24,355,101	12,993,639	4,568,535	1,119,483	(552,488)	(7,798,984)	24,428,733
VIP High Income Portfolio Investor Class	8,292,788	481,294	2,471,650	3,125	(211,782)	(822,916)	5,267,734
VIP Investment Grade Bond II Portfolio - Investor Class	-	82,881,848	15,532,126	-	(345,024)	(4,656,584)	62,348,114
VIP Investment Grade Bond Portfolio Investor Class	91,737,308	11,924,033	92,001,842	4,192,285	(11,186,432)	(473,067)	-
VIP Mid Cap Portfolio Investor Class	6,986,283	1,033,913	1,338,750	157,913	(182,654)	(1,492,988)	5,005,804
VIP Overseas Portfolio Investor Class	80,236,232	20,885,004	10,798,373	608,368	(1,125,765)	(29,575,684)	59,621,414
VIP Value Portfolio Investor Class	18,455,309	1,573,166	5,697,451	235,143	186,935	(2,692,066)	11,825,893
VIP Value Strategies Portfolio Investor Class	9,045,758	607,718	2,352,728	75,713	142,342	(1,615,528)	5,827,562
	415,184,079	179,919,140	175,523,872	7,055,206	(14,809,369)	(87,748,006)	317,021,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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